Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Entity Registrant Name	MOSAIC CO
Amendment Flag	false
Entity Central Index Key	0001285785
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-32327
Entity Tax Identification Number	20-1026454
Entity Address, Address Line One	101 East Kennedy
Entity Address, Address Line Two	Blvd.
Entity Address, Address Line Three	Suite 2500
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(800)
Local Phone Number	918-8270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false